Employee benefits (Details 6)			12 Months Ended
	Dec. 31, 2011 USD [Member] Y	Dec. 31, 2011 Euro [Member] Y	Dec. 31, 2011 Price Range One [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range One [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Two [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Two [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Three [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Three [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Four [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Four [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Five [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Five [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Six [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Six [Member] Euro [Member] EUR (€) Y	Dec. 31, 2011 Price Range Seven [Member] USD [Member] USD ($) Y	Dec. 31, 2011 Price Range Seven [Member] Euro [Member] EUR (€) Y
Outstanding stock options
Range of exercise prices, minimum			$ 0	€ 0	$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 25	€ 25	$ 40	€ 40	$ 50	€ 50
Range of exercise prices, maximum			$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 25	€ 25	$ 40	€ 40	$ 50	€ 50	$ 60	€ 60
Exercise Price Range, Number of Outstanding Options	1,792,305	5,128,603	124,417	7,200	404,270	1,566,849	7,650	632,665	173,872	359,559	135,229	28,942	893,714	254,386	53,153	2,279,002
Weighted average remaining contractual life (years)	1.92	2.43	3.47	1.06	2.60	4.38	6.80	4.84	5.50	5.83	6.54	9.65	0.07	0.06	0.06	0.06